Legal Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Legal Reserve [Abstract]
Legal reserve description	Under the provisions of the Civil and Commercial Code, GF Cash (CIT) is required to set aside as a legal reserve at least 5% of the profits arising from the business of the Company at each dividend distribution until the reserve is not less than 10% of the registered share capital.
Legal reserve	$ 223,500	$ 223,500	$ 223,500